Segment information - Summary of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings and loss information
Revenue	$ 1,322,581	$ 1,008,501
Production costs	564,158	478,947
Depreciation and amortization	251,450	261,087
Earnings from mine operations	506,973	268,467
Other significant items of income and expense
Write-down of assets	6,135	9,719
Exploration and evaluation expenses	23,788	22,422
Mine standby costs	11,269	16,106
Income tax expense (recovery)	134,758	57,575
Loss from discontinued operations, net of tax attributable to shareholders of the Company	(11,788)	(1,553)
Capital expenditure information
Additions to property, plant and equipment during the period	620,265	411,163
Capitalized interest	33,839	17,087
Information about assets and liabilities
Property, plant and equipment	4,118,782	3,755,559	$ 3,596,262
Goodwill	92,591	92,591
Assets total	4,211,373	3,848,150
Debt	915,425	636,059
Turkiye
Earnings and loss information
Revenue	623,389	475,349
Production costs	262,573	202,927
Depreciation and amortization	125,581	121,640
Earnings from mine operations	235,235	150,782
Other significant items of income and expense
Write-down of assets	3,938	1,768
Exploration and evaluation expenses	9,637	8,625
Mine standby costs	0	0
Income tax expense (recovery)	44,224	42,471
Loss from discontinued operations, net of tax attributable to shareholders of the Company	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	141,444	120,113
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	839,030	831,756
Goodwill	0	0
Assets total	839,030	831,756
Debt	0	0
Canada
Earnings and loss information
Revenue	473,037	346,315
Production costs	140,288	119,485
Depreciation and amortization	71,799	78,861
Earnings from mine operations	260,950	147,969
Other significant items of income and expense
Write-down of assets	1,857	0
Exploration and evaluation expenses	10,062	11,076
Mine standby costs	1,583	3,117
Income tax expense (recovery)	82,300	34,181
Loss from discontinued operations, net of tax attributable to shareholders of the Company	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	104,616	96,918
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	754,566	729,685
Goodwill	92,591	92,591
Assets total	847,157	822,276
Debt	0	0
Greece
Earnings and loss information
Revenue	226,155	186,837
Production costs	161,297	156,535
Depreciation and amortization	54,070	60,586
Earnings from mine operations	10,788	(30,284)
Other significant items of income and expense
Write-down of assets	340	7,951
Exploration and evaluation expenses	495	705
Mine standby costs	9,686	12,989
Income tax expense (recovery)	7,626	(15,387)
Loss from discontinued operations, net of tax attributable to shareholders of the Company	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	362,457	180,881
Capitalized interest	33,839	17,087
Information about assets and liabilities
Property, plant and equipment	2,511,051	2,179,782
Goodwill	0	0
Assets total	2,511,051	2,179,782
Debt	424,422	143,368
Other Jurisdictions
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings from mine operations	0	0
Other significant items of income and expense
Write-down of assets	0	0
Exploration and evaluation expenses	0	0
Mine standby costs	0	0
Income tax expense (recovery)	0	0
Loss from discontinued operations, net of tax attributable to shareholders of the Company	(11,788)	(1,553)
Capital expenditure information
Additions to property, plant and equipment during the period	0	0
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	0	0
Goodwill	0	0
Assets total	0	0
Debt	0	0
Other
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings from mine operations	0	0
Other significant items of income and expense
Write-down of assets	0	0
Exploration and evaluation expenses	3,594	2,016
Mine standby costs	0	0
Income tax expense (recovery)	608	(3,690)
Loss from discontinued operations, net of tax attributable to shareholders of the Company	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	11,748	13,251
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	14,135	14,336
Goodwill	0	0
Assets total	14,135	14,336
Debt	$ 491,003	$ 492,691